Segment information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Revenues
Revenues were as follows (in millions):

	Years ended December 31,
	2015	2014	2013
Product sales:
ENBREL	$5,364	$4,688	$4,551
Neulasta®	4,715	4,596	4,392
Aranesp®	1,951	1,930	1,911
EPOGEN®	1,856	2,031	1,953
Sensipar®/Mimpara®	1,415	1,158	1,089
XGEVA®	1,405	1,221	1,019
Prolia®	1,312	1,030	744
NEUPOGEN®	1,049	1,159	1,398
Vectibix®	549	505	389
Nplate®	525	469	427
Kyprolis®	512	331	73
Other	291	209	246
Total product sales	20,944	19,327	18,192
Other revenues	718	736	484
Total revenues	$21,662	$20,063	$18,676

Geographical information with respect to revenues and long-lived assets
Certain geographic information with respect to revenues and long-lived assets (consisting of property, plant and equipment) was as follows (in millions):

	Years ended December 31,
	2015	2014	2013
Revenues:
United States	$17,167	$15,396	$14,480
Rest of the world (ROW)	4,495	4,667	4,196
Total revenues	$21,662	$20,063	$18,676

	December 31,
	2015	2014
Long-lived assets:
United States	$2,275	$2,544
Puerto Rico	1,679	1,771
ROW	953	908
Total long-lived assets	$4,907	$5,223

Revenues earned from major customers
Certain information with respect to these customers was as follows (dollar amounts in millions):

	Years ended December 31,
	2015	2014	2013
AmerisourceBergen Corporation:
Gross product sales	$10,038	$9,142	$8,527
% of total gross revenues	34%	34%	35%
% of U.S. gross product sales	42%	43%	44%
McKesson Corporation:
Gross product sales	$8,766	$8,011	$6,440
% of total gross revenues	30%	30%	27%
% of U.S. gross product sales	34%	35%	32%
Cardinal Health, Inc.:
Gross product sales	$5,045	$3,407	$3,209
% of total gross revenues	17%	13%	13%
% of U.S. gross product sales	21%	16%	17%